Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies [Abstract]
Basis of Presentation and Principles of Consolidation
(a)	Basis of presentation and principles of consolidation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned and controlled subsidiaries. The Company does not have interests in any variable interest entities. All significant intercompany balances and transactions have been eliminated upon consolidation. The Company has included the results of operations of acquired companies from the date of acquisition.

Use of Estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses in the financial statements and accompanying notes. The accounting estimates which have had an impact on the Company's financial statements include but not limited to share-based compensation, impairment of intangible assets including goodwill, impairment of long-lived assets, purchase price allocation, fair value of derivative instruments, allowance for sales returns, allowance for doubtful accounts, inventories write-down, cost of sales incentives, provision for warranty expenses, economic useful lives of property, plant and equipment and intangible assets, accrued liabilities, income taxes and tax valuation allowances. Actual results could differ from those estimates.

Cash and Cash Equivalents
(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have original maturities less than three months.

An amount of $82,337 and $126,795 as of December 31, 2013 and 2014, respectively included in cash and cash equivalents are compensating balance arrangement in relation to bank loans (see Note 10 for details).

Restricted Cash and Restricted Investment
(d)	Restricted cash and restricted investment

Restricted cash and restricted investment are cash and investment that are restricted as to withdrawal or usage. For restriction which is not expected to be released within one year of the balance sheet date, restricted cash and restricted investment are classified as non-current.

Restricted cash as of December 31, 2013 and 2014 was primarily (1) purchase consideration in connection with the Company's acquisition of certain of its subsidiaries held in escrow accounts which were opened by escrow agents for the Company and payable to the sellers according to the terms set forth in the Company's acquisition agreements and (2) cash held as collateral for letters of credit issued for normal business operation.

As of December 31, 2013 and 2014, there is no restricted investment.

Short-Term Investments
(e)	Short-term investments

Short-term investments primarily consist of highly liquid investments with maturities greater than 90 days and less than one year at the date of purchase.

As of December 31, 2013 and 2014, short-term investments mainly consisted of investments in RMB denominated financial products in an aggregate amount of $823,172 and $797,039, respectively. The Company primarily invests in RMB denominated financial products offered through high-credit quality financial institutions in the PRC, including Bank of China. These financial products consist of a pool of assets selected and managed by the banks and/or its custodian. They are contractually mature at various periods throughout 2014 and 2015, respectively. The Company's investments in RMB denominated financial products are primarily with 100% capital protection from the banks. As of December 31, 2013 and 2014, the accrued interest rate of the Company's RMB denominated financial products ranged from 4.5% to 5.7% per annum and from 3.7% to 5.6% per annum, respectively.

Investments in RMB denominated financial products are stated in the consolidated balance sheets at the principal amount plus accrued interest income. Interest income is calculated at the specified interest rate and is recognized as interest income on the consolidated statements of operations.

An amount of $159,163 and $62,205 as of December 31, 2013 and 2014, respectively in RMB denominated financial products placed with Bank of China are compensating balance arrangement in relation to bank loans (see Note 10 for details).

The fair values of forward foreign exchange contract were recorded in short-term investments on the consolidated balance sheets. (See Note 2(x) for details)

Accounts Receivable, Net
(f)	Accounts receivable, net

Receivables on the consolidated balance sheets are stated net of allowance for doubtful accounts. Receivables with original maturities dated more than one year from the balance sheet date are classified as non-current. The Company maintains allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance is determined by (i) analyzing specific customer accounts that have known or potential collection issues, and (ii) then applying historical loss rates to the remaining accounts receivable balances based on aging. For purposes of analyzing specific accounts receivable with known or potential collection issues, the Company considers factors such as the background of the customer and its current affairs, on-going or historical disputes, litigation and going concerns.

The Company purchases export credit insurance to mitigate the risk of loss and accounts receivable impairment on sales to most of its international distributors who have purchased its products under credit terms. Under these arrangements, the Company's insurer reviews the relevant customer contract and sales invoice and establishes a specified insurable amount (generally ranging from 80-90% of the outstanding invoice amount) based on the insurer's assessment of collectability. The Company records provisions for estimated losses on receivable balances covered by export credit insurance based on specific identification. Such provision is made on 100% of the accounts receivable in question. After provision is made, the Company considers if an insurance receivable should be recorded. The Company records an insurance receivable only when recoveries are probable, which is when the Company has submitted a claim with all necessary information, on the basis that there is a legally enforceable contract, for the insurable amounts. The Company has historically received related insurance claims payment within 12-18 months of filing the claim.

Inventories
(g)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is calculated using the standard costing, which approximates average costing. Write downs of potentially obsolete or slow-moving inventories are recorded based on the management's specific analysis of future sales forecasts and economic conditions.

Property, Plant and Equipment, Net
(h)	Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and impairment loss, if any. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in income from operations. Repairs and maintenance costs are expensed as incurred.

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 20 to 50 years
Plant and machinery	3 to 10 years
Electronic equipment, furniture and fixtures	2 to 10 years
Motor vehicles	3 to 5 years

Land Use Rights, Net
(i)	Land use rights, net

Land use rights represent fees paid to acquire the right to use the land in the PRC for a specified period of time and are stated at cost less accumulated amortization and impairment loss, if any. Amortization is computed using straight-line basis over their respective lease periods, ranging from 20 to 50 years.

Intangible assets, net
(j)	Intangible assets, net

Intangible assets with finite useful lives consist of tradenames, technologies, core technologies, customer relationships and lease agreement. They are carried at cost less accumulated amortization and impairment loss, if any. Amortization is computed using straight-line basis over their estimated useful lives, ranging from 1 to 20 years.

Intangible assets with infinite lives, excluding goodwill, are carried at cost and are not subject to amortization. It primarily consists of tradenames. It is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount in accordance with ASC 350, “Intangibles - Goodwill and Other” (“ASC 350”). The evaluation of indefinite-lived intangible assets for impairment involves two steps. The first step is to compare the fair value of the reporting unit with its carrying amount. If the fair value of the reporting unit is less than the carrying value, a second step is performed to determine the implied fair value of indefinite-lived intangible assets. If the implied fair value of indefinite-lived intangible assets is lower than its carrying value, an impairment charge equal to the difference is recorded. No impairments of indefinite-lived intangible assets were identified during any of the years presented.

Goodwill
(k)	Goodwill

Goodwill represents the excess of the purchase price plus fair value of non-controlling interests over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount in accordance with ASC 350. The evaluation of goodwill for impairment involves two steps. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than the carrying value, a second step is performed to determine the implied fair value of goodwill. If the implied fair value of goodwill is lower than its carrying value, an impairment charge equal to the difference is recorded. No impairments of goodwill were identified during any of the years presented.

Impairment of Long-lived Assets
(l)	Impairment of long-lived assets

In accordance with ASC 360, “Impairment or Disposal of Long-Lived Assets”, the Company evaluates the carrying value of its long-lived assets such as intangible assets subject to amortization, property, plant and equipment and land use rights whenever events or changes in circumstance indicate that the carrying amount of the assets may not be recoverable. If the sum of the projected undiscounted cash flows expected to be generated from the asset's use and eventual disposition is less than the carrying amount of the long-lived assets, the Company would recognize an impairment loss based on the difference between the estimated fair values of the assets calculated using a discounted cash flow and the carrying amount. A non-cash impairment loss of $308, $nil and $nil were recorded for intangible assets with finite useful lives during the years ended December 31, 2012, 2013 and 2014, respectively.

Management judgment is required in the area of asset impairment, particularly in assessing whether an event has occurred that indicates potential impairment. The estimation of future cash flows attributable to assets require significant judgment based on the Company's historical and anticipated results and are subject to many factors. Different assumptions and judgments could materially affect estimated future cash flows relating to assets which could trigger impairment.

Treasury Stock
(m)	Treasury stock

The Company accounted for treasury stock under the cost method. At retirement, excess of the cost of treasury stock over its par value was charged entirely to additional paid-in capital. As of December 31, 2013 and 2014, the amount of treasury stock was $18,792 and $nil, respectively. (See Note 13 for details).

Revenue Recognition
(n)	Revenue recognition

The Company generates revenue from sale of medical devices. The medical devices that the Company sells include a software element which is essential to the functionality of the tangible medical devices. Therefore, revenues from the sale of medical devices are recognized when all of the following conditions have been satisfied:

•	There is persuasive evidence of an arrangement;
•	Delivery has occurred (e.g., an exchange has taken place);
•	The sales price is fixed or determinable; and
•	Collectability is reasonably assured.

All sales are based on firm customer orders with fixed terms and conditions. The Company does not provide its customers with general right of return except for certain direct customers which were required by applicable law and regulations), price protection or cash rebates. The sales arrangements generally do not include any significant post customer support services and does not provide customers with upgrades. Accordingly, revenue from the sale of products is typically recognized upon shipment, when the terms are free-on-board shipping point, or upon delivery. For products sold with installation service, revenue is allocated to the products and installation service elements if the products delivered have standalone value to the customer, and based on the price at which the product and installation service are expected to be sold on a standalone basis. For sales of services, revenue is recognized in period in which the services were rendered.

The Company offers sales incentives to certain customers in the form of free products if they meet certain level of purchases. The costs of these sales incentives are estimated and accrued as cost of revenues with a corresponding increase in current liability at the time of revenue recognition based on the Company's past experience and its customers' purchase history.

The Company presents revenues net of value-added tax ("VAT"). In China, the VAT represents a 17% tax collected from customers on behalf of the tax authority, which amounted to $78,024, $100,311 and $127,295 for the years ended December 31, 2012, 2013 and 2014, respectively, offset by a 14% VAT refund which the Company is entitled to for sales of products with embedded self-developed software of $26,898, $28,406 and $31,869, respectively for the years ended December 31, 2012, 2013 and 2014. The VAT refunds are recognized on an accrual basis.

Warranty Provision
(o)	Warranty provision

The Company provides a warranty provision at the time product revenue is recognized based on the historical rate of warranty services rendered. Such provision is included in cost of revenues on the consolidated statements of operations. The provision is reviewed during the year and is adjusted, if appropriate, to reflect new product offerings or changes in experience. Actual warranty claims are tracked by product line. Movements in accrued warranty provision which was included in other payables on the consolidated balance sheets as of December 31, 2012, 2013 and 2014 were as follows:

	December 31,
	2012	2013	2014

Balance, beginning of year	$9,342	$11,417	$13,583
Warranty liabilities assumed in connection with acquisitions	-	765	-
Provision made during the year	12,714	12,958	21,534
Settlement made during the year	(10,789)	(11,775)	(18,233)
Foreign currency translation adjustments	150	218	(60)
Balance, end of year	$11,417	$13,583	$16,824

Shipping and Handling Costs
(p)	Shipping and handling costs

Shipping and handling costs are included in cost of revenues on the consolidated statements of operations. For the years ended December 31, 2012, 2013 and 2014, shipping and handling costs were $21,230, $24,003 and $26,775, respectively.

Government Subsidies
(q)	Government subsidies

Government subsidies include cash subsidies and incentives received from the PRC government as recorded by the PRC subsidiaries of the Company. Such subsidies are generally provided in relation to the development of new high-technology medical products, purchase of export credit insurance as well as State and/or local government incentives which aim to encourage capital investment in high-technology industry in China, to file patent applications for new invention, to optimize their foreign trade structure and other projects that was encouraged by government from time to time. Subsidies are recognized as deferred income when received and recognized as other income when all the conditions for their entitlement have been satisfied. Subsidies recognized as other income on the consolidated statements of operations were $1,725, $3,972 and $7,154 for the years ended December 31, 2012, 2013 and 2014, respectively.

Software Development Costs
(r)	Software development costs

The Company capitalizes software development costs in accordance with ASC 985-20, “Costs of Software to be Sold, Leased or Marketed”. Software development costs are capitalized after technological feasibility is established upon completion of a working model or detailed software design specification. Once the software products become available for general releases to the public, the Company amortizes costs over the related product's estimated economic useful life to cost of revenues ranging from 3 to 7 years. Net capitalized software development costs were included in intangible assets on the consolidated balance sheets as core technologies.

Net capitalized software development costs as of December 31, 2013 and 2014 consisted of the following:

	December 31,
	2012	2013	2014

Capitalized software development costs
Balance at beginning of year	$33,046	$45,203	$54,548
Capitalization made during the year	12,073	8,230	5,777
Foreign currency translation adjustments	84	1,115	(242)
Balance at end of year	45,203	54,548	60,083

Less: Accumulated amortization
Balance at beginning of year	(2,779)	(7,055)	(13,386)
Amortization made during the year	(4,189)	(6,077)	(6,802)
Foreign currency translation adjustments	(87)	(254)	22
Balance at end of year	(7,055)	(13,386)	(20,166)

Total net capitalized software development costs	$38,148	$41,162	$39,917

Research and Development Costs
(s)	Research and development costs

Research and development costs are incurred in the development of the new products and processes, including significant improvements and refinements to existing products. Research and development costs are expensed as incurred, except for software development costs as disclosed in Note 2(r).

Advertising Expenses
(t)	Advertising expenses

Advertising costs are expensed as incurred. Advertising expenses were $1,921, $2,403 and $2,017 for the years ended December 31, 2012, 2013 and 2014, respectively, and were included in selling expenses on the consolidated statements of operations.

Staff Retirement Plan Costs
(u)	Staff retirement plan costs
The Company's costs related to its defined contribution staff retirement plans are expensed as incurred (See Note 18).
Share-Based Compensation
(v)	Share-based compensation

The Company accounts for share-based compensation to employees of the Company based on the fair value of the share options or restricted shares at grant date. The Company elected to use the Black-Scholes Option Pricing Model to determine the fair value of share options on the dates of grant. Restricted shares are measured based on the fair market values of the underlying stock on the dates of grant. Share-based compensation expense is recognized in accordance with ASC 718, “Compensation - Stock compensation”, using the graded vesting attribution over the vesting period when it is probable that the performance condition will be achieved.

In December 2013, the Company extended the expiration dates of certain batch of fully vested options that have not been exercised by the employees for another two years. The difference between the fair value of the modified award and the fair value of the original award (immediately before it was modified) amounted to $670 was fully charged to consolidated statements of operations at the date of modification.

Operating Leases
(w)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Derivative Instruments
(x)	Derivative instruments

ASC 815, “Accounting for Derivative Instruments and Hedging Activities” (“ASC 815”) requires every derivative instrument (including certain derivative instruments embedded in other contracts) to be recorded on the balance sheet at fair value as either an asset or a liability. ASC 815 also requires that changes in the fair value of recorded derivatives be recognized currently in earnings unless specific hedge accounting criteria are met.

The Company entered into various forward foreign exchange contracts to limit its exposure to fluctuation in foreign currency exchange rates during the years ended December 31, 2012, 2013 and 2014. According to ASC 815, all these forward foreign exchange contracts are not accounted for under hedge accounting. The notional amounts of these forward foreign exchange contracts were $8,451, $33,957 and $nil as of December 31, 2012, 2013 and 2014, respectively. These instruments are recorded at their fair value amounting to $56, $157 and $nil as of December 31, 2012, 2013 and 2014, respectively and were all included in short-term investments on the consolidated balance sheets. The Company recorded a loss on derivative instruments of $835, a gain on derivative instruments of $101 and a loss on derivative instruments of $157 during the years ended December 31, 2012, 2013 and 2014, respectively. Such gain/(loss) on derivative instruments was included in general and administrative expenses on the consolidated statements of operations.

Income Taxes
(y)	Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry-forwards and credits, and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

The Company accounts for a tax benefit from an uncertain position in the financial statements only if it is more-likely-than-not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and precedents. If the recognition threshold for the tax position is met, the Company records only the portion of the tax benefit that is greater than 50 percent likely to be realized.

Basic and Diluted Earnings Per Share
(z)	Basic and diluted earnings per share

Basic earnings per share is computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share give effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. Potential ordinary shares are calculated using the treasury stock method and consist of unvested restricted stock and the incremental common shares issuable upon the exercise of share options.

Foreign Currency Transactions
(aa)	Foreign currency transactions

The functional currency of the Company is the U.S. dollar (“USD”). The functional currency of the Company's foreign subsidiaries and branches primarily is the applicable local currency. All transactions in currencies other than functional currencies during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. For the years ended December 31, 2012, 2013 and 2014, the total foreign currency exchange differences of $976, $8,863 and $8,627, respectively was included in the general and administrative expenses on the consolidated statements of operations.

Assets and liabilities of non-US dollar functional currency entities are translated into U.S. dollars using the applicable exchange rates at the balance sheet date. Items in the statements of operations are translated into U.S. dollars using the average exchange rate during the period. Equity accounts were translated at their historical exchange rates. The resulting translation adjustments are accumulated as a component of accumulated other comprehensive income on the consolidated statements of shareholders' equity.

Comprehensive Income
(bb)	Comprehensive income

Comprehensive income refers to the change in equity of the Company during the year from transactions and other events and circumstances from non-owner sources. Comprehensive income comprises net income and other comprehensive income. Other comprehensive income refers to revenues, expenses, gains, and losses that under U.S. GAAP are included in statements of shareholders' equity but excluded from net income. During the years presented, the Company's comprehensive income includes its net income and foreign currency translation adjustments. Comprehensive income is presented on the consolidated statements of comprehensive income.

Fair Value Disclosures
(cc)	Fair value disclosures

The fair value of a financial instrument is the amount at which the financial instrument would be exchanged in a current transaction between willing parties. The carrying amounts of cash and cash equivalents, restricted cash, restricted investments, short-term investments, accounts receivable, value added tax receivables, other receivables, prepayments and deposits, short-term bank loans, notes payable, accounts payable, advances from customers, salaries payable, other payables and current liabilities, purchase consideration payable, income tax payable and other taxes payable approximate their fair values due to the short-term nature of these instruments. The carrying amounts of long-term bank loans also approximate their fair value as the interest rate on the debt is close to prevailing market rate as of December 31, 2013 and 2014.

Fair Value Measurement
(dd)	Fair value measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair values of the Company's financial assets and liabilities classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements Using
	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

As of December 31, 2013
Cash and cash equivalents	$385,224	$385,224	$-	$-
Restricted cash	759	759	-	-
Restricted cash, non-current	17,453	17,453	-	-
Short-term investments	847,041	-	847,041	-
Short-term bank loans	260,000	-	260,000	-
Long-term bank loans	215,703	-	215,703	-
Forward foreign exchange contracts	157	-	157	-

As of December 31, 2014
Cash and cash equivalents	$276,598	$276,598	$-	$-
Restricted cash	7,422	7,422	-	-
Restricted cash, non-current	5,061	5,061	-	-
Short-term investments	816,394	-	816,394	-
Short-term bank loans	59,625	-	59,625	-
Long-term bank loans	197,585	-	197,585	-

Concentration of Credit Risk
(ee)	Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and restricted investments, short-term investments, derivative instruments and accounts receivable.

The Company places its cash and cash equivalents and restricted cash with high-credit quality financial institutions and a significant portion of them is placed with financial institutions in the PRC, Hong Kong and Singapore. The Company's short-term investments and restricted investment of the Company are primarily with 100% capital protection by high-credit quality financial institutions in the PRC.

The derivative instruments expose the Company to credit risk to the extent that its counterparties may be unable to meet the terms of the agreements. The Company seeks to mitigate this risk by limiting its counterparties to high-credit quality financial institutions in the PRC, Hong Kong and Singapore. Although there is no official deposit insurance program or any agency similar to the Federal Deposit Insurance Corporation (FDIC) in the PRC, the Company believes that the risk of failure of any of these PRC banks, Hong Kong banks and Singapore bank is remote and no significant credit risks exist.

Accounts receivable are typically unsecured and are derived from revenues earned from customers. The Company generally requires upfront payment or a significant installment prior to delivery of their products and performs ongoing credit evaluation of its customers. The Company purchases export credit insurance to mitigate the risk of loss and accounts receivable impairment on shipments to its international distributors as disclosed in Note2 (f). In addition, no single customer accounts for 2% or more of the Company's total net revenues during the years presented. The Company believes that no significant credit risk exists as credit loss.

Recently Issued Accounting Standards
(ff)	Recently issued accounting standards

In July 2013, the Financial Accounting Standards Board issued an Accounting Standard Update (“ASU 2013-11”) which requires unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This Update applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company adopted ASU 2013-11 in fiscal year 2014. The adoption does not have a significant impact on its consolidated financial statements.

In May 2014, the Financial Accounting Standards Board and International Accounting Standards Board have issued a converged standard on revenue recognition, ASC 606 ("ASC 606”) and International Financial Reporting Standards 15, Revenue from Contracts with Customers, respectively. The objective of the converged revenue standard is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. ASC 606 contains principles that an entity will apply using a new five-step model to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Almost all entities will be affected to some extent by the significant increase in required disclosures. But the changes extend beyond disclosures, and the effect on entities will vary depending on industry and current accounting practices. For U.S. GAAP public reporting entities, ASC 606 is effective for the first interim period within annual reporting periods beginning after 15 December 2016. Early adoption is not permitted. The Company is currently evaluating financial and operational effects, if any, that the adoption of ASC 606 will have on the Company's consolidated financial statements.